SUBSEQUENT EVENTS (Details)		1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 09, 2017 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Jan. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 31, 2014 USD ($)
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount							$ 170,000
Debt Instrument, Maturity Date					May 30, 2017
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares						100,000
Proceeds from Warrant Exercises					$ 668,750	$ 250,000
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares						$ 0.78
Proceeds from Issuance of Common Stock					$ 175,000
12% Warrants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares				2,082,143
Proceeds from Warrant Exercises				$ 495,625
Reduction of Principal				668,750
DB Arizona [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount				$ 26,500
Debt Instrument, Interest Rate During Period				14.00%
Debt Instrument, Maturity Date				May 30, 2017
Subsequent Event [Member] | 2017 Units [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Warrant Exercises		$ 210,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares	$ 1.00
Debt Instrument, Convertible, Conversion Ratio	1
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares	$ 0.50
Investment Warrants, Duration	2 years
Stock Issued During Period, Shares, New Issues (in Shares) | shares	1,000,000
Proceeds from Issuance of Common Stock	$ 975,000		$ 175,000
Stock Issued During Period, Shares, Conversion of Units (in Shares) | shares		600,000
Subsequent Event [Member] | 12% Convertible Notes [Member] | 2017 Units [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Repayments of Debt	$ 25,000	$ 210,000